UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21399

The Aegis Funds
(Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, Virginia 22101
(Address of principal executive offices)             (Zip code)

Aegis Financial Corporation
6862 Elm Street, Suite 830, McLean, Virginia 22101
 (Name and address of agent for service)

Registrant's telephone number, including area code: (703) 528-7788

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 – June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

AEGIS HIGH YIELD FUND PROXY VOTING RECORD

FOR PERIOD JULY 1, 2012 TO JUNE 30, 2013

AMERIGO RESOURCES LTD.

Security	03074G109	Meeting Type	ANNUAL

Ticker Symbol	ARREF	Meeting Date	7-MAY-2013

Item	Proposal	Type	Vote	For/Against Management

01	TO SET THE NUMBER OF DIRECTORS AT 8.	Management	For	For

02	DIRECTOR 1) KLAUS ZEITLER 2) ROBERT GAYTON 3) SIDNEY ROBINSON 4) RUSTON GOEPEL 5) MIGUEL GRAU 6) ALBERTO SALAS 7) GEOFF CASTLE 8) GEORGE IRELAND	Management	For	For

03	APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS OF THE CORPORATION FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.	Management	For	For

04	TO TRANSACT ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE MEETING AND ANY ADJORNMENT THEREOF.	Management	For	For

BALTIC TRADING LIMITED

Security	Y0553W103	Meeting Type	ANNUAL
Ticker Symbol	BALT	Meeting Date	16-MAY-2013

Item	Proposal	Type	Vote	For/Against Management

01	DIRECTOR 1) HARRY A. PERRIN	Management	For	For

02	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT AUDITORS OF BALTIC TRADING FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.	Management	For	For

GLOBUS MARITIME LIMITED

Security	Y27265209	Meeting Type	ANNUAL
Ticker Symbol	GLBS	Meeting Date	5-SEP-2012

Item	Proposal	Type	Vote	For/Against Management

01	DIRECTOR 1) ELIAS S. DEFTEREOS 2) JEFFREY O. PARRY	Management	For	For

02	TO APPROVE THE APPOINTMENT OF ERNST & YOUNG (HELLAS) CERTIFIED AUDITORS ACCOUNTANTS S.A. AS THE COMPANY’S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.	Management	For	For

PMC COMMERCIAL TRUST

Security	693434102	Meeting Type	ANNUAL

Ticker Symbol	PCC	Meeting Date	14-JUN-2013

Item	Proposal	Type	Vote	For/Against Management

01	DIRECTOR 1) NATHAN G. COHEN 2) MARTHA ROSEMORE MORROW 3) BARRY A. IMBER 4) IRVING MUNN 5) JAN F. SALIT	Management	For	For

02	TO CONSIDER AND APPROVE, BY AN ADVISORY VOTE, EXECUTIVE COMPENSATION.	Management	For	For

03	TO CONSIDER AND RATIFY THE APPOINTMENT OF PRICEWATHERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF PMC COMMERCIAL FOR THE YEAR ENDING DECEMBER 31, 2013.	Management	For	For

ROYAL HOST INC

Security	78029TAA7	Meeting Type	SPECIAL

Ticker Symbol	RYL	Meeting Date	29-NOV-2012

Item	Proposal	Type	Vote	For/Against Management

01
THE EXTRAORDINARY RESOLUTION (THE “DEBENTURE RESOLUTION”) IN THE FORM ATTACHED AS APPENDIX “A” TO THE MANAGEMENT INFORMATION CIRCULAR DATED OCTOVER 11, 2012  (THE “CIRCULAR”) APPROVING CERTAIN AMENDMENTS TO THE TRUST INDENTURE DATED FEBRUARY 21, 2002, AS SUPPLEMENTED BY THE FIRST SUPPLEMENTAL INDENTURE DATED APRIL 20, 2004, THE SECOND SUPPLEMENTAL INDENTURE DATED OCTOBER 5, 2005, THE THIRD SUPPLEMENTAL INDENTURE DATED SEPTEMBER 12, 2006, THE FOURTH SUPPLEMENTAL INDENTURE DATED JUNE 26, 2007, THE FIFTH SUPPLEMENTAL INDENTURE DATED JANUARY 1, 2001 AND THE SIXTH SUPPLEMENTAL INDENTURE DATED DECEMBER 13, 2012 (THE “INDENTURE”) BETWEEN THE COMPANY AND COPUTERSHARE TRUST COMPANY OF CANADA (THE “DEBENTURE TRUSTEE”) GOVERNING THE DEBENTURES, AND THE AUTHORIZATION OF THE DEBENTURE TRUSTEE TO EXECUTE A SEVENTH SUPPLEMENTAL INDENTURE SUBSTANTIALLY IN THE FORM ATTTACHED AS APPENDIX “B” TO THE CIRCULAR, ALL AS MORE PARTICULARLY DESCRIBED IN THE CIRCULAR
		Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             The Aegis Funds

By (Signature and Title)	/s/ Scott L. Barbee
Scott L. Barbee, President, The Aegis Funds

Date                        July 25, 2013